Right-of-Use Assets and Leases - ROU assets by asset class (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in ROU assets:
Beginning balance	$ 2,876
Ending balance	3,668	$ 2,876
Cost
Changes in ROU assets:
Beginning balance	4,248	3,861
Acquisition	1,425
Additions and adjustments	423	523
Disposals	(176)	(156)
Divestures	(707)
Foreign exchange	(7)	20
Ending balance	5,206	4,248
Accumulated provision
Changes in ROU assets:
Beginning balance	(1,372)	(1,136)
Depreciation	(358)	(356)
Disposals	94	126
Divestures	96
Foreign exchange	(2)	(6)
Ending balance	$ (1,538)	$ (1,372)